Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2013
Organization and Principal Activities
Schedule of major subsidiaries and the consolidated VIEs

	Date of	Place of	Percentage of
	incorporation	incorporation	Ownership
Shanghai Real Estate Sales (Group) Co., Ltd.	15-Aug-00	PRC	100%
Shanghai City Rehouse Real Estate Agency Ltd.	17-May-02	PRC	85%
E-House Real Estate Asset Management Co., Ltd.	22-Aug-06	Cayman	51%
Shanghai CRIC Information Technology Co., Ltd	03-Jul-06	PRC	100%
Leju Holdings Ltd.	20-Nov-13	Cayman	100%
Beijing Yisheng Leju Information Services Co., Ltd. (“Beijing Leju”)	13-Feb-08	PRC	VIE
Shanghai Yi Xin E-Commerce Co., Ltd. (“Shanghai Yi Xin”)	05-Dec-11	PRC	VIE
Beijing Jiajujiu E-Commerce Co., Ltd. (“Beijing Jiajujiu”)	22-Mar-12	PRC	VIE
Shanghai Kushuo Information Technology Co., Ltd. (“Shanghai Kushuo”)	31-Dec-13	PRC	VIE